First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
January 31, 2020 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 94.1%
	Aerospace & Defense – 1.1%
1,036	Lockheed Martin Corp.	$443,532
4,188	TransDigm Group, Inc.	2,694,057
		3,137,589
	Airlines – 0.4%
18,194	Alaska Air Group, Inc.	1,175,150
	Auto Components – 0.9%
81,284	Gentex Corp.	2,419,825
	Banks – 6.6%
4,109	Associated Banc-Corp.	81,892
218,955	Bank of America Corp. (a)	7,188,293
18,909	Fifth Third Bancorp	537,961
8,286	First Horizon National Corp.	132,576
2,429	Hilltop Holdings, Inc.	54,993
18,208	JPMorgan Chase & Co.	2,410,011
2,524	Popular, Inc.	141,243
116,164	Towne Bank	3,084,154
106,921	Wells Fargo & Co.	5,018,872
		18,649,995
	Biotechnology – 3.5%
10,289	AbbVie, Inc.	833,615
30,221	Amgen, Inc. (a)	6,529,247
1,858	Biogen, Inc. (b)	499,523
11,342	Gilead Sciences, Inc.	716,814
3,993	Incyte Corp. (b)	291,769
1,209	Regeneron Pharmaceuticals, Inc. (b)	408,570
2,467	Vertex Pharmaceuticals, Inc. (b)	560,132
		9,839,670
	Building Products – 0.6%
21,549	Gibraltar Industries, Inc. (b)	1,174,851
35,800	Quanex Building Products Corp.	634,376
		1,809,227
	Capital Markets – 0.0%
2,189	Legg Mason, Inc.	85,699
	Commercial Services & Supplies – 0.1%
10,579	ABM Industries, Inc.	403,483
	Communications Equipment – 2.0%
35,012	Ubiquiti, Inc. (a)	5,721,661
	Construction & Engineering – 0.3%
9,552	AECOM (b)	460,693
4,501	EMCOR Group, Inc.	369,847
		830,540
	Consumer Finance – 2.5%
69,109	Capital One Financial Corp.	6,897,078
Shares/ Units	Description	Value

	Consumer Finance (Continued)
9,205	Santander Consumer USA Holdings, Inc.	$245,037
		7,142,115
	Diversified Financial Services – 1.0%
11,728	Berkshire Hathaway, Inc., Class B (b)	2,632,115
3,449	Voya Financial, Inc.	206,009
		2,838,124
	Diversified Telecommunication Services – 0.4%
17,232	Verizon Communications, Inc.	1,024,270
	Electric Utilities – 0.6%
24,646	Exelon Corp.	1,172,903
9,351	Hawaiian Electric Industries, Inc.	457,358
		1,630,261
	Electrical Equipment – 3.8%
42,592	AMETEK, Inc. (a)	4,137,813
91,796	Emerson Electric Co. (a)	6,575,347
		10,713,160
	Electronic Equipment, Instruments & Components – 0.3%
5,169	Arrow Electronics, Inc. (b)	392,534
10,613	Jabil, Inc.	412,739
		805,273
	Food Products – 0.4%
14,542	Archer-Daniels-Midland Co.	650,900
4,913	Ingredion, Inc.	432,344
		1,083,244
	Gas Utilities – 0.4%
9,493	New Jersey Resources Corp.	392,251
5,334	Southwest Gas Holdings, Inc.	402,770
9,318	UGI Corp.	387,536
		1,182,557
	Health Care Equipment & Supplies – 3.3%
12,065	Abbott Laboratories	1,051,344
1,880	ABIOMED, Inc. (b)	350,225
1,497	Align Technology, Inc. (b)	384,879
5,930	Baxter International, Inc.	529,075
2,539	Becton Dickinson and Co.	698,682
13,452	Boston Scientific Corp. (b)	563,235
1,134	Cooper (The) Cos., Inc.	393,373
6,043	DENTSPLY SIRONA, Inc.	338,408
2,000	Edwards Lifesciences Corp. (b)	439,720
7,156	Hologic, Inc. (b)	382,989
1,481	IDEXX Laboratories, Inc. (b)	401,366
1,057	Intuitive Surgical, Inc. (b)	591,687

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
8,330	Medtronic PLC	$961,615
2,407	ResMed, Inc.	382,641
2,948	Stryker Corp.	621,144
1,174	Teleflex, Inc.	436,153
2,635	Varian Medical Systems, Inc. (b)	370,402
2,842	Zimmer Biomet Holdings, Inc.	420,332
		9,317,270
	Health Care Providers & Services – 3.9%
2,237	Anthem, Inc.	593,431
24,148	Cardinal Health, Inc.	1,236,619
6,587	Centene Corp. (b)	413,730
2,761	Chemed Corp.	1,289,497
3,087	Cigna Corp.	593,877
32,255	CVS Health Corp.	2,187,534
4,264	DaVita, Inc. (b)	340,566
3,302	HCA Healthcare, Inc.	458,318
4,728	Henry Schein, Inc. (b)	325,948
1,353	Humana, Inc.	454,933
2,124	Laboratory Corp of America Holdings (b)	372,550
6,346	Providence Service Corp. (b)	411,538
3,296	Quest Diagnostics, Inc.	364,768
3,209	Select Medical Holdings Corp. (b)	73,294
5,786	UnitedHealth Group, Inc.	1,576,396
2,304	Universal Health Services, Inc., Class B	315,901
		11,008,900
	Hotels, Restaurants & Leisure – 0.1%
9,235	Aramark	407,633
	Household Durables – 7.1%
77,300	DR Horton, Inc.	4,576,160
112,082	Lennar Corp., Class A (a)	7,437,762
169,728	PulteGroup, Inc.	7,578,355
26,671	TRI Pointe Group, Inc. (b)	433,670
		20,025,947
	Household Products – 3.1%
92,645	Colgate-Palmolive Co. (a)	6,835,348
14,725	Procter & Gamble (The) Co.	1,835,030
		8,670,378
	Independent Power & Renewable Electricity Producers – 0.4%
22,168	AES Corp.	440,257
10,293	NRG Energy, Inc.	379,709
15,414	Vistra Energy Corp.	347,123
		1,167,089
Shares/ Units	Description	Value

	Insurance – 7.1%
8,083	Allstate (The) Corp.	$958,159
97,835	Arch Capital Group Ltd. (b)	4,320,393
1,507	Assurant, Inc.	196,754
59,927	Athene Holding Ltd., Class A (b)	2,610,420
32,687	First American Financial Corp.	2,025,940
69,145	Hartford Financial Services Group (The), Inc.	4,098,916
23,499	MetLife, Inc.	1,168,135
3,035	National General Holdings Corp.	66,072
196,320	Old Republic International Corp. (a)	4,427,016
1,658	Reinsurance Group of America, Inc.	238,835
580	Stewart Information Services Corp.	24,215
		20,134,855
	Interactive Media & Services – 4.7%
5,668	Alphabet, Inc., Class A (a) (b)	8,120,997
1,799	Alphabet, Inc., Class C (b)	2,580,180
13,637	Facebook, Inc., Class A (a) (b)	2,753,446
		13,454,623
	Internet & Direct Marketing Retail – 1.7%
2,337	Amazon.com, Inc. (a) (b)	4,694,379
	IT Services – 7.7%
33,900	Accenture PLC, Class A (a)	6,956,619
35,622	Broadridge Financial Solutions, Inc. (a)	4,244,361
1,739	CACI International, Inc., Class A (b)	465,078
13,980	Cognizant Technology Solutions Corp., Class A	858,092
9,957	Genpact Ltd.	440,796
23,336	International Business Machines Corp.	3,354,083
4,446	Leidos Holdings, Inc.	446,690
52,178	Perspecta, Inc.	1,464,637
18,243	Sabre Corp.	392,954
4,863	Science Applications International Corp.	426,826
25,778	Switch, Inc., Class A	412,448
10,482	Visa, Inc., Class A	2,085,604
14,928	Western Union (The) Co.	401,563
		21,949,751
	Life Sciences Tools & Services – 0.8%
1,161	Charles River Laboratories International, Inc. (b)	179,467
1,750	Illumina, Inc. (b)	507,623
4,827	IQVIA Holdings, Inc. (b)	749,392

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
2,994	Thermo Fisher Scientific, Inc.	$937,691
		2,374,173
	Machinery – 0.4%
13,232	Allison Transmission Holdings, Inc.	584,854
5,298	Toro (The) Co.	423,946
		1,008,800
	Media – 0.8%
15,176	Altice USA, Inc., Class A (b)	415,215
863	Charter Communications, Inc., Class A (b)	446,568
18,295	Interpublic Group of (The) Cos., Inc.	415,297
63,394	News Corp., Class A	863,426
		2,140,506
	Metals & Mining – 6.6%
651,574	Osisko Gold Royalties Ltd.	6,502,708
58,307	Reliance Steel & Aluminum Co. (a)	6,693,644
188,309	Wheaton Precious Metals Corp.	5,545,700
		18,742,052
	Multi-Utilities – 0.5%
16,199	CenterPoint Energy, Inc.	428,950
4,917	DTE Energy Co.	652,043
14,028	MDU Resources Group, Inc.	415,369
		1,496,362
	Oil, Gas & Consumable Fuels – 1.7%
27,958	Exxon Mobil Corp. (a)	1,736,751
7,825	HollyFrontier Corp.	351,499
16,320	Par Pacific Holdings, Inc. (b)	328,358
86,713	Petroleo Brasileiro S.A., ADR	1,223,521
11,546	Phillips 66	1,054,958
		4,695,087
	Pharmaceuticals – 4.3%
1,307	Amphastar Pharmaceuticals, Inc. (b)	24,716
12,335	Bristol-Myers Squibb Co.	776,488
3,673	Catalent, Inc. (b)	224,420
7,344	Eli Lilly & Co.	1,025,516
18,681	Jazz Pharmaceuticals PLC (b)	2,677,921
18,390	Johnson & Johnson	2,737,719
16,045	Merck & Co, Inc. (a)	1,370,885
19,384	Mylan N.V. (b)	415,205
16,777	Nektar Therapeutics (b)	333,695
6,276	Perrigo Co. PLC	357,983
41,908	Pfizer, Inc.	1,560,654
Shares/ Units	Description	Value

	Pharmaceuticals (Continued)
4,631	Zoetis, Inc.	$621,527
		12,126,729
	Professional Services – 2.7%
93,633	IHS Markit Ltd. (a) (b)	7,383,899
10,346	Kforce, Inc.	383,319
		7,767,218
	Semiconductors & Semiconductor Equipment – 2.6%
16,598	Analog Devices, Inc.	1,821,631
38,340	Mellanox Technologies Ltd. (b)	4,635,306
8,776	Microchip Technology, Inc.	855,484
		7,312,421
	Software – 4.9%
98,842	Cadence Design Systems, Inc. (a) (b)	7,127,496
39,912	Microsoft Corp. (a)	6,794,220
		13,921,716
	Specialty Retail – 0.1%
3,734	Asbury Automotive Group, Inc. (b)	360,144
	Technology Hardware, Storage & Peripherals – 2.8%
22,471	Apple, Inc. (a)	6,954,999
18,314	Seagate Technology PLC	1,043,715
		7,998,714
	Thrifts & Mortgage Finance – 0.4%
23,173	Essent Group Ltd.	1,149,613
1,421	Flagstar Bancorp, Inc.	50,076
1,906	PennyMac Financial Services, Inc.	64,270
		1,263,959
	Tobacco – 0.3%
9,182	Altria Group, Inc.	436,421
8,101	Universal Corp.	430,568
		866,989
	Trading Companies & Distributors – 1.2%
19,020	Watsco, Inc.	3,307,958
	Total Common Stocks	266,705,496
	(Cost $250,896,314)
MASTER LIMITED PARTNERSHIPS – 2.4%
	Oil, Gas & Consumable Fuels – 2.4%
41,196	Magellan Midstream Partners, L.P. (a)	2,528,611

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
23,155	Plains GP Holdings, L.P., Class A (c)	$385,531
95,820	TC PipeLines, L.P.	3,825,134
	Total Master Limited Partnerships	6,739,276
	(Cost $6,112,864)
REAL ESTATE INVESTMENT TRUSTS – 1.5%
	Equity Real Estate Investment Trusts – 1.5%
18,599	American Tower Corp. (a)	4,310,132
	(Cost $3,562,030)
	Total Investments – 98.0%	277,754,904
	(Cost $260,571,208) (d)
Shares	Description	Value
COMMON STOCKS SOLD SHORT – (19.1)%
	Automobiles – (0.2)%
(19,878)	Harley-Davidson, Inc.	(663,925)
	Banks – (0.9)%
(15,026)	Citigroup, Inc.	(1,118,084)
(2,836)	Commerce Bancshares, Inc.	(191,884)
(8,652)	Umpqua Holdings Corp.	(146,219)
(18,977)	US Bancorp.	(1,009,956)
		(2,466,143)
	Beverages – (0.4)%
(4,899)	Coca-Cola (The) Co.	(286,101)
(2,381)	Monster Beverage Corp. (b)	(158,575)
(4,237)	PepsiCo, Inc.	(601,739)
		(1,046,415)
	Biotechnology – (0.5)%
(8,265)	Acceleron Pharma, Inc. (b)	(750,297)
(14,735)	Immunomedics, Inc. (b)	(273,629)
(10,776)	Retrophin, Inc. (b)	(166,597)
(1,968)	Seattle Genetics, Inc. (b)	(213,311)
		(1,403,834)
	Building Products – (0.6)%
(18,942)	Advanced Drainage Systems, Inc.	(787,419)
(7,544)	Fortune Brands Home & Security, Inc.	(518,348)
(3,072)	Masco Corp.	(145,981)
(2,812)	Universal Forest Products, Inc.	(134,695)
		(1,586,443)
	Capital Markets – (0.3)%
(313)	BlackRock, Inc.	(165,061)
(5,051)	Franklin Resources, Inc.	(127,790)
(1,511)	Intercontinental Exchange, Inc.	(150,707)
Shares	Description	Value

	Capital Markets (Continued)
(6,933)	Morgan Stanley	$(362,319)
		(805,877)
	Chemicals – (0.9)%
(4,415)	Balchem Corp.	(476,908)
(3,224)	CF Industries Holdings, Inc.	(129,863)
(3,177)	Ecolab, Inc.	(623,041)
(10,983)	Huntsman Corp.	(225,811)
(1,826)	Sherwin-Williams (The) Co.	(1,017,064)
		(2,472,687)
	Commercial Services & Supplies – (0.2)%
(7,946)	Deluxe Corp.	(382,997)
(3,813)	Rollins, Inc.	(144,704)
		(527,701)
	Communications Equipment – (0.4)%
(24,886)	Cisco Systems, Inc.	(1,144,009)
(980)	F5 Networks, Inc. (b)	(119,678)
		(1,263,687)
	Consumer Finance – (0.1)%
(5,795)	Ally Financial, Inc.	(185,614)
(1,735)	American Express Co.	(225,324)
		(410,938)
	Containers & Packaging – (0.1)%
(3,494)	Sonoco Products Co.	(199,647)
	Diversified Consumer Services – (0.1)%
(3,914)	ServiceMaster Global Holdings, Inc. (b)	(141,100)
	Diversified Telecommunication Services – (0.3)%
(12,554)	AT&T, Inc.	(472,281)
(3,693)	Cogent Communications Holdings, Inc.	(261,945)
(24,871)	Intelsat SA (b)	(84,810)
		(819,036)
	Electric Utilities – (0.3)%
(8,561)	ALLETE, Inc.	(714,672)
	Electronic Equipment, Instruments & Components – (0.5)%
(3,689)	Avnet, Inc.	(134,612)
(9,467)	Belden, Inc.	(466,439)
(13,362)	Benchmark Electronics, Inc.	(411,282)
(6,141)	Cognex Corp.	(313,007)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Electronic Equipment, Instruments & Components (Continued)
(887)	Zebra Technologies Corp., Class A (b)	$(212,011)
		(1,537,351)
	Energy Equipment & Services – (0.2)%
(32,298)	National Oilwell Varco, Inc.	(665,662)
	Food & Staples Retailing – (0.6)%
(2,362)	Costco Wholesale Corp.	(721,638)
(9,360)	Walmart, Inc.	(1,071,627)
		(1,793,265)
	Food Products – (0.6)%
(22,459)	Flowers Foods, Inc.	(483,542)
(4,472)	Fresh Del Monte Produce, Inc.	(140,332)
(1,965)	JM Smucker (The) Co.	(203,594)
(849)	McCormick & Co., Inc.	(138,701)
(5,742)	Post Holdings, Inc. (b)	(600,441)
(5,388)	Simply Good Foods (The) Co. (b)	(123,762)
		(1,690,372)
	Health Care Equipment & Supplies – (0.3)%
(7,473)	Cardiovascular Systems, Inc. (b)	(339,199)
(3,660)	Hill-Rom Holdings, Inc.	(389,753)
(3,102)	Orthofix Medical, Inc. (b)	(134,193)
		(863,145)
	Health Care Providers & Services – (0.5)%
(1,994)	Amedisys, Inc. (b)	(351,921)
(2,828)	AmerisourceBergen Corp.	(241,964)
(3,085)	McKesson Corp.	(439,952)
(7,961)	MEDNAX, Inc. (b)	(183,660)
(2,820)	US Physical Therapy, Inc.	(330,335)
		(1,547,832)
	Hotels, Restaurants & Leisure – (0.4)%
(299)	Chipotle Mexican Grill, Inc. (b)	(259,161)
(1,218)	McDonald’s Corp.	(260,615)
(5,610)	Yum! Brands, Inc.	(593,370)
		(1,113,146)
	Household Durables – (0.5)%
(6,077)	KB Home	(228,191)
(40)	NVR, Inc. (b)	(152,679)
(19,050)	Taylor Morrison Home Corp. (b)	(493,014)
(9,095)	Toll Brothers, Inc.	(403,454)
		(1,277,338)
Shares	Description	Value

	Household Products – (0.1)%
(4,885)	Church & Dwight Co., Inc.	$(362,565)
	Industrial Conglomerates – (0.7)%
(6,117)	Honeywell International, Inc.	(1,059,587)
(2,143)	Roper Technologies, Inc.	(817,897)
		(1,877,484)
	Insurance – (2.3)%
(20,675)	Aflac, Inc.	(1,066,210)
(3,808)	Cincinnati Financial Corp.	(399,650)
(25,245)	CNA Financial Corp.	(1,126,684)
(17,301)	Fidelity National Financial, Inc.	(843,424)
(22,366)	Loews Corp.	(1,150,731)
(2,026)	Marsh & McLennan Cos., Inc.	(226,628)
(3,933)	Selective Insurance Group, Inc.	(260,561)
(3,216)	Travelers (The) Cos., Inc.	(423,290)
(3,193)	United Fire Group, Inc.	(141,322)
(374)	White Mountains Insurance Group Ltd.	(417,840)
(7,344)	WR Berkley Corp.	(540,004)
		(6,596,344)
	IT Services – (0.3)%
(1,894)	Booz Allen Hamilton Holding Corp.	(147,808)
(3,592)	VeriSign, Inc. (b)	(747,639)
		(895,447)
	Life Sciences Tools & Services – (0.6)%
(3,021)	Bio-Rad Laboratories, Inc., Class A (b)	(1,090,339)
(22,635)	Luminex Corp.	(513,475)
(1,555)	PerkinElmer, Inc.	(143,807)
		(1,747,621)
	Machinery – (1.0)%
(8,948)	EnPro Industries, Inc.	(522,921)
(4,636)	IDEX Corp.	(759,608)
(13,348)	Pentair PLC	(573,030)
(9,445)	Watts Water Technologies, Inc., Class A	(941,761)
		(2,797,320)
	Media – (0.1)%
(4,586)	Fox Corp., Class A	(170,049)
	Metals & Mining – (0.4)%
(19,918)	Century Aluminum Co. (b)	(105,366)
(12,598)	Nucor Corp.	(598,279)
(6,692)	Schnitzer Steel Industries, Inc., Class A	(107,608)
(10,033)	Steel Dynamics, Inc.	(299,786)
		(1,111,039)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Multiline Retail – (0.1)%
(1,828)	Dollar General Corp.	$(280,433)
	Oil, Gas & Consumable Fuels – (0.9)%
(9,495)	Chevron Corp.	(1,017,294)
(3,115)	CVR Energy, Inc.	(107,810)
(3,975)	Delek US Holdings, Inc.	(109,153)
(33,463)	Kinder Morgan, Inc.	(698,373)
(64,189)	Kosmos Energy Ltd.	(328,006)
(2,825)	REX American Resources Corp. (b)	(212,864)
		(2,473,500)
	Paper & Forest Products – (0.1)%
(5,796)	Louisiana-Pacific Corp.	(177,821)
(2,408)	Neenah, Inc.	(160,469)
		(338,290)
	Pharmaceuticals – (0.3)%
(7,136)	Horizon Therapeutics PLC (b)	(246,121)
(15,896)	Intra-Cellular Therapies, Inc. (b)	(360,680)
(8,033)	Prestige Consumer Healthcare, Inc. (b)	(325,818)
		(932,619)
	Professional Services – (0.1)%
(370)	CoStar Group, Inc. (b)	(241,606)
	Road & Rail – (0.4)%
(4,965)	Avis Budget Group, Inc. (b)	(162,852)
(8,654)	CSX Corp.	(660,646)
(2,238)	Union Pacific Corp.	(401,542)
		(1,225,040)
	Semiconductors & Semiconductor Equipment – (0.9)%
(16,091)	MaxLinear, Inc. (b)	(313,614)
(2,744)	NXP Semiconductors N.V.	(348,104)
(5,634)	Semtech Corp. (b)	(271,502)
(3,955)	Silicon Laboratories, Inc. (b)	(388,816)
(9,569)	Texas Instruments, Inc.	(1,154,500)
		(2,476,536)
	Software – (1.4)%
(471)	Adobe, Inc. (b)	(165,387)
(4,941)	CommVault Systems, Inc. (b)	(222,444)
(5,095)	Guidewire Software, Inc. (b)	(573,188)
(3,837)	LivePerson, Inc. (b)	(157,355)
(9,077)	Model N, Inc. (b)	(283,112)
(11,061)	Nuance Communications, Inc. (b)	(209,274)
(19,878)	Oracle Corp.	(1,042,601)
(4,791)	Progress Software Corp.	(216,218)
(5,687)	PROS Holdings, Inc. (b)	(341,220)
(22,232)	SolarWinds Corp. (b)	(420,629)
Shares	Description	Value

	Software (Continued)
(11,694)	Teradata Corp. (b)	$(284,632)
		(3,916,060)
	Specialty Retail – (0.2)%
(1,497)	Advance Auto Parts, Inc.	(197,230)
(1,839)	Home Depot (The), Inc.	(419,476)
		(616,706)
	Technology Hardware, Storage & Peripherals – (0.3)%
(9,225)	Western Digital Corp.	(604,237)
(7,612)	Xerox Holdings Corp.	(270,759)
		(874,996)
	Textiles, Apparel & Luxury Goods – (0.0)%
(1,975)	Oxford Industries, Inc.	(137,065)
	Trading Companies & Distributors – (0.0)%
(10,160)	MRC Global, Inc. (b)	(114,402)
	Total Common Stocks Sold Short	(54,195,338)
	(Proceeds $53,486,937)
EXCHANGE-TRADED FUNDS SOLD SHORT – (4.1)%
	Capital Markets – (4.1)%
(36,042)	SPDR S&P 500 ETF Trust	(11,595,793)
	(Proceeds $11,245,232)
REAL ESTATE INVESTMENT TRUSTS SOLD SHORT – (0.4)%
	Equity Real Estate Investment Trusts – (0.4)%
(13,394)	Equity Commonwealth	(439,189)
(2,319)	Public Storage	(518,899)
(692)	SBA Communications Corp.	(172,696)
	Total Real Estate Investment Trusts Sold Short	(1,130,784)
	(Proceeds $1,102,956)
	Total Investments Sold Short – (23.6)%	(66,921,915)
	(Proceeds $65,835,125)
	Net Other Assets and Liabilities – 25.6%	72,449,880
	Net Assets – 100.0%	$283,282,869

(a)	This security or a portion of this security is segregated as collateral for investments sold short.
(b)	Non-income producing security.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $22,792,276 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,695,370. The net unrealized appreciation was $16,096,906. The amounts presented are inclusive of investments sold short.

ADR	American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 266,705,496	$ 266,705,496	$ —	$ —
Master Limited Partnerships*	6,739,276	6,739,276	—	—
Real Estate Investment Trusts*	4,310,132	4,310,132	—	—
Total Investments	$ 277,754,904	$ 277,754,904	$—	$—

LIABILITIES TABLE
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (54,195,338)	$ (54,195,338)	$ —	$ —
Exchange-Traded Funds Sold Short*	(11,595,793)	(11,595,793)	—	—
Real Estate Investment Trusts Sold Short*	(1,130,784)	(1,130,784)	—	—
Total	$ (66,921,915)	$ (66,921,915)	$—	$—

*	See Portfolio of Investments for industry breakout.